9. SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2013
Share Capital Tables
Earnings per share
	2013	2012	2011
Net income (loss) for the year	$(2,798,169)	$(1,856,790)	$1,629,255

Weighted average common stock basic	80,057,824	71,340,773	68,847,251
Effect of options	–	–	8,128
Effect of warrants	–	–	330,072
Diluted	80,057,824	71,340,773	69,185,451